Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer trade receivables	$ 2,675	$ 2,513
Holdback receivable (note 6)	5,811	10,737
Other receivables	2,032	887
Allowance for credit losses	(615)	(372)
Accounts receivable	10,177	18,738
Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties	$ 274	$ 4,973